Segmented Information - Information by Reportable Segment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 2,130	$ 2,077	$ 4,669	$ 4,468
Energy supply costs	593	514	1,442	1,264
Operating expenses	611	599	1,261	1,225
Depreciation and amortization	369	366	741	723
Operating income	557	598	1,225	1,256
Other income, net	42	47	92	56
Finance charges	255	263	507	519
Income tax expense	48	58	118	116
Net earnings	296	324	692	677
Non-controlling interests	27	33	52	58
Preference share dividends	16	17	32	33
Common equity shareholders	253	274	608	586
Goodwill	11,526	12,482	11,526	12,482	$ 11,792
Total assets	55,895	56,205	55,895	56,205	$ 55,481
Capital expenditures	790	775	1,594	1,937
Inter-segment eliminations
Segment Reporting Information [Line Items]
Revenue	0	0	0	0
Energy supply costs	0	0	0	0
Operating expenses	0	0	0	0
Depreciation and amortization	0	0	0	0
Operating income	0	0	0	0
Other income, net	0	0	0	0
Finance charges	0	0	0	0
Income tax expense	0	0	0	0
Net earnings	0	0	0	0
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	0	0	0	0
Goodwill	0	0	0	0
Total assets	(179)	(89)	(179)	(89)
Capital expenditures	0	0	0	0
Regulated | Operating segments
Segment Reporting Information [Line Items]
Revenue	2,121	2,064	4,631	4,430
Energy supply costs	592	514	1,440	1,263
Operating expenses	592	580	1,219	1,188
Depreciation and amortization	364	361	731	713
Operating income	573	609	1,241	1,266
Other income, net	37	42	75	58
Finance charges	220	224	437	443
Income tax expense	69	79	164	168
Net earnings	321	348	715	713
Non-controlling interests	27	33	52	58
Preference share dividends	0	0	0	0
Common equity shareholders	294	315	663	655
Goodwill	11,499	12,455	11,499	12,455
Total assets	54,993	55,328	54,993	55,328
Capital expenditures	787	772	1,590	1,930
Regulated | Operating segments | ITC
Segment Reporting Information [Line Items]
Revenue	418	477	844	910
Energy supply costs	0	0	0	0
Operating expenses	115	113	232	231
Depreciation and amortization	70	75	142	148
Operating income	233	289	470	531
Other income, net	12	13	21	17
Finance charges	78	79	157	159
Income tax expense	41	55	82	98
Net earnings	126	168	252	291
Non-controlling interests	23	30	46	52
Preference share dividends	0	0	0	0
Common equity shareholders	103	138	206	239
Goodwill	7,609	8,332	7,609	8,332
Total assets	20,307	21,251	20,307	21,251
Capital expenditures	244	232	546	481
Regulated | Operating segments | UNS Energy
Segment Reporting Information [Line Items]
Revenue	556	546	1,078	1,019
Energy supply costs	204	184	404	351
Operating expenses	153	157	330	315
Depreciation and amortization	83	85	166	166
Operating income	116	120	178	187
Other income, net	11	16	27	13
Finance charges	31	34	59	62
Income tax expense	13	17	18	25
Net earnings	83	85	128	113
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	83	85	128	113
Goodwill	1,713	1,876	1,713	1,876
Total assets	11,218	11,252	11,218	11,252
Capital expenditures	185	176	337	685
Regulated | Operating segments | Central Hudson
Segment Reporting Information [Line Items]
Revenue	207	206	492	486
Energy supply costs	59	51	140	129
Operating expenses	116	125	247	259
Depreciation and amortization	22	24	45	46
Operating income	10	6	60	52
Other income, net	8	8	17	17
Finance charges	11	12	23	24
Income tax expense	1	0	9	8
Net earnings	6	2	45	37
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	6	2	45	37
Goodwill	559	612	559	612
Total assets	3,899	3,967	3,899	3,967
Capital expenditures	72	91	133	164
Regulated | Operating segments | FortisBC Energy
Segment Reporting Information [Line Items]
Revenue	317	249	903	715
Energy supply costs	108	66	362	226
Operating expenses	88	76	172	158
Depreciation and amortization	70	59	141	119
Operating income	51	48	228	212
Other income, net	3	2	5	3
Finance charges	37	35	73	71
Income tax expense	2	(2)	34	21
Net earnings	15	17	126	123
Non-controlling interests	0	1	0	1
Preference share dividends	0	0	0	0
Common equity shareholders	15	16	126	122
Goodwill	913	913	913	913
Total assets	7,722	7,291	7,722	7,291
Capital expenditures	99	95	192	216
Regulated | Operating segments | FortisAlberta
Segment Reporting Information [Line Items]
Revenue	162	150	320	302
Energy supply costs	0	0	0	0
Operating expenses	39	34	78	72
Depreciation and amortization	58	56	115	111
Operating income	65	60	127	119
Other income, net	0	0	1	1
Finance charges	27	25	53	51
Income tax expense	2	2	4	4
Net earnings	36	33	71	65
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	36	33	71	65
Goodwill	228	228	228	228
Total assets	5,157	4,918	5,157	4,918
Capital expenditures	82	83	186	204
Regulated | Operating segments | FortisBC Electric
Segment Reporting Information [Line Items]
Revenue	108	91	228	205
Energy supply costs	22	15	61	54
Operating expenses	33	26	63	53
Depreciation and amortization	16	15	32	30
Operating income	37	35	72	68
Other income, net	2	1	3	2
Finance charges	18	18	36	36
Income tax expense	4	1	6	2
Net earnings	17	17	33	32
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	17	17	33	32
Goodwill	235	235	235	235
Total assets	2,474	2,377	2,474	2,377
Capital expenditures	30	30	58	58
Regulated | Operating segments | Other Electric
Segment Reporting Information [Line Items]
Revenue	353	345	766	793
Energy supply costs	199	198	473	503
Operating expenses	48	49	97	100
Depreciation and amortization	45	47	90	93
Operating income	61	51	106	97
Other income, net	1	2	1	5
Finance charges	18	21	36	40
Income tax expense	6	6	11	10
Net earnings	38	26	60	52
Non-controlling interests	4	2	6	5
Preference share dividends	0	0	0	0
Common equity shareholders	34	24	54	47
Goodwill	242	259	242	259
Total assets	4,216	4,272	4,216	4,272
Capital expenditures	75	65	138	122
Non-Regulated | Operating segments | Energy Infrastructure
Segment Reporting Information [Line Items]
Revenue	9	13	38	38
Energy supply costs	1	0	2	1
Operating expenses	9	7	18	15
Depreciation and amortization	4	4	8	8
Operating income	(5)	2	10	14
Other income, net	1	0	1	0
Finance charges	0	0	0	0
Income tax expense	1	(1)	2	2
Net earnings	(5)	3	9	12
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	(5)	3	9	12
Goodwill	27	27	27	27
Total assets	723	740	723	740
Capital expenditures	3	3	4	7
Non-Regulated | Operating segments | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	0	0	0	0
Energy supply costs	0	0	0	0
Operating expenses	10	12	24	22
Depreciation and amortization	1	1	2	2
Operating income	(11)	(13)	(26)	(24)
Other income, net	4	5	16	(2)
Finance charges	35	39	70	76
Income tax expense	(22)	(20)	(48)	(54)
Net earnings	(20)	(27)	(32)	(48)
Non-controlling interests	0	0	0	0
Preference share dividends	16	17	32	33
Common equity shareholders	(36)	(44)	(64)	(81)
Goodwill	0	0	0	0
Total assets	358	226	358	226
Capital expenditures	$ 0	$ 0	$ 0	$ 0